Document and Entity Information	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-35404
Entity Registrant Name	EMX ROYALTY CORPORATION
Entity Address, Address Line One	Suite 501 - 543 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1X8
City Area Code	604
Local Phone Number	688-6390
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EMX
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	731
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, BC, Canada
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001285786
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	215
Local Phone Number	590-9070